Net Interest Revenue (Tables)	12 Months Ended
Dec. 31, 2013
Interest Revenue (Expense), Net [Abstract]
Net Interest Revenue
The following table provides the components of net interest revenue presented on the consolidated income statement.

Net interest revenue
(in millions)	2013	2012	2011
Interest revenue
Non-margin loans	$674	$671	$681
Margin loans	160	168	129
Securities:
Taxable	1,782	1,913	1,949
Exempt from federal income taxes	103	84	36
Total securities	1,885	1,997	1,985
Deposits with banks	279	388	543
Deposits with the Federal Reserve and other central banks	150	152	148
Federal funds sold and securities purchased under resale agreements	47	35	28
Trading assets	157	96	74
Total interest revenue	3,352	3,507	3,588
Interest expense
Deposits in domestic offices	35	46	47
Deposits in foreign offices	70	108	194
Federal funds purchased and securities sold under repurchase agreements	(16)	—	2
Trading liabilities	38	24	32
Other borrowed funds	7	16	21
Commercial paper	—	2	—
Customer payables	8	8	7
Long-term debt	201	330	301
Total interest expense	343	534	604
Net interest revenue	$3,009	$2,973	$2,984